UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

THE RICE HALL JAMES FUNDS
SEMI-ANNUAL REPORT                                                APRIL 30, 2010

                        RICE HALL JAMES MID CAP PORTFOLIO
                       RICE HALL JAMES SMALL CAP PORTFOLIO
                       RICE HALL JAMES MICRO CAP PORTFOLIO

                                   (RHJ LOGO)

                               INVESTMENT ADVISER:

                        RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedules of Investments
   Mid Cap Portfolio ......................................................    6
   Small Cap Portfolio ....................................................    9
Summary Schedule of Investments
   Micro Cap Portfolio ....................................................   12
Statements of Assets and Liabilities ......................................   15
Statements of Operations ..................................................   16
Statements of Changes in Net Assets
   Mid Cap Portfolio ......................................................   17
   Small Cap Portfolio ....................................................   18
   Micro Cap Portfolio ....................................................   19
Financial Highlights
   Mid Cap Portfolio ......................................................   20
   Small Cap Portfolio ....................................................   21
   Micro Cap Portfolio ....................................................   22
Notes to Financial Statements .............................................   23
Disclosure of Fund Expenses ...............................................   32

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

SHAREHOLDERS' LETTER

RHJ FUNDS SEMI-ANNUAL REPORT

The six months ended April 30, 2010 have been good to the equity markets. While there was a brief correction at the beginning of the year, stocks took off again in February, resulting in very healthy returns for the period. If we go back an entire year, it is remarkable to see the shifts in sentiment and equity market levels. Emboldened by the support of dramatic fiscal stimulus efforts, investors have re-entered the capital markets, reversing much of the losses experienced during the paralyzing sell-off of 2008 and early 2009. The complete breakdown of the global financial system was averted and the flood of liquidity provided many public companies the lifeline needed to reshape their businesses for a leaner operating environment.

Surprisingly, despite the remaining macroeconomic headline risks of persistent high unemployment and unresolved issues in real estate markets, investors seem willing to embrace the notion of a sustained recovery sooner rather than later. The particular strength in stocks of companies more leveraged to the economic cycle during the past two months reinforces the view of increasing investor optimism. Concerns of a double-dip recession appear to have receded for the time being.

The unprecedented easy money policies that began in 2008 have been ongoing for approximately 18 months now and continue to play a leading role in the sustained enthusiasm for equity markets. After it became apparent last spring that markets had stabilized, appetite for risk has steadily returned.

In the bond markets, credit spreads that exploded during the crisis reversed course returning to pre-crisis levels. Both treasuries and bond funds continue to attract significant capital, while low volume trends in the equity markets would suggest significant capital remains in perceived lower-risk investments. Investors that fled more volatile assets for the safety of bonds are now being punished with lackluster yields and should this low yield environment persist, it could give investors meaningful reason to prefer equities on a risk-adjusted basis going forward.

Clouding the picture further is the turmoil in the Euro-Zone precipitated by Greece's fiscal woes. This situation has triggered heightened concerns over the stability of the Euro currency making U.S.-based assets more attractive on a risk-adjusted basis.

As we proceed through 2010 and into 2011, it will be interesting to observe the impact of stimulus efforts being withdrawn. As in past cycles, monetary authorities will likely be slow to remove accommodative policies, awaiting backward looking indicators for confirmation of stability. This tendency should allow ample opportunity for businesses to gain access to extremely low-cost capital.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

Hopefully, this new capital will be allocated to prudent investments, setting the stage for robust growth and productivity gains, rather than simply balance sheet adjustments and opportunistic acquisitions.

At RHJ, we remain focused on investing in quality companies where our thesis is not dependent on timing the economic cycle. Recognizing the continued influence of momentum and technical trading in the markets, it is important to continue to buffer the portfolios from exposure to overly enthusiastic expectations while searching for unexploited opportunities.

Avoiding unfavorable risk/reward tradeoffs is always an important element of our investment process, but it is particularly relevant when the outlook is less clear and investor sentiment is vulnerable to rapid and meaningful swings.

RHJ MID CAP PORTFOLIO

                                         CALENDAR
AS OF APRIL 30, 2010          3 MONTHS      YTD     6 MONTHS
--------------------          --------   --------   --------
RHJ MID CAP PORTFOLIO          12.60%      8.55%     19.15%
Russell Midcap Index           16.65%     12.76%     24.93%
Russell Midcap Growth Index    15.47%     10.87%     23.23%

The RHJ Mid Cap Portfolio posted a 19.15% return for the six-month period ended April 30, 2010 underperforming the Russell Midcap Index, which returned 24.93%.

Despite a slow economic recovery, investors continued to pour money into smaller capitalization and lower quality securities. As retail stocks continued to surge in this most recent rally, sector leadership during this period was found within CONSUMER DISCRETIONARY, up the most with a whopping 33% for the period. Our underweight combined with a 21% return was a negative. Stock selection also lagged within HEALTH CARE with a 15% return, compared to 25% for the index. Within ENERGY, our stocks were up "only" 9%, compared to 19% for the Russell Midcap Index.

On a positive note, stock selection was superior in our 26% weighted INFORMATION TECHNOLOGY sector with a 28% return vs. 25% for the index. Our natural lack of exposure to UTILITIES also helped during the six-month period. This was the worst performing sector within the index with a 12% return as investors generally stayed away from the more defensive areas of the market.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

RHJ SMALL CAP PORTFOLIO

                                       CALENDAR
AS OF APRIL 30, 2010        3 MONTHS      YTD     6 MONTHS
--------------------        --------   --------   --------
RHJ SMALL CAP PORTFOLIO      15.77%     10.58%     21.48%
Russell 2000 Index           19.41%     15.01%     28.17%
Russell 2000 Growth Index    17.38%     12.13%     25.49%

The RHJ Small Cap Portfolio (the "Fund") was up 21.48% in the first half of the fiscal year, underperforming the Russell 2000 Index which posted an impressive 28.17% return.

CONSUMER DISCRETIONARY again topped all sectors as it rose 41% in the index. In this strategy, our stock selection was very strong within the sector, resulting in a 44% return for the Fund. Stock selection was also superior within the CONSUMER STAPLES sector with a 35% return and within the overweight HEALTH CARE sector, up 28%. Our lack of exposure to UTILITIES was also a positive for this Fund.

Stock selection lagged however within our underweight INFORMATION TECHNOLOGY area with a 12% return, half the return of the index. It also lagged within INDUSTRIALS with a 22% return.

RHJ MICRO CAP PORTFOLIO

                                           CALENDAR
AS OF APRIL 30, 2010            3 MONTHS     YTD      6 MONTHS
--------------------            --------   --------   --------
RHJ MICRO CAP PORTFOLIO          20.30%     14.57%     27.36%
Russell 2000 Index               19.41%     15.01%     28.17%
Russell Microcap Index           22.89%     19.17%     30.71%
Russell Microcap Growth Index    18.70%     13.21%     24.22%

The RHJ Micro Cap Portfolio (the "Fund") posted a 27.36% return for the six-month period ended April 30, 2010, just behind the Russell 2000 Index which returned 28.17%.

Micro cap stocks were the place to be during this period as they outperformed their larger counterparts. ENERGY was actually the top performing sector for this Fund with a whopping 61% return, more than double that of the Russell 2000 Index. CONSUMER DISCRETIONARY was also a leading sector for both the index and the Fund. Our stock selection within the sector was however far superior with an impressive 58% return compared to 41% for the index. While our overweight to INFORMATION TECHNOLOGY was a slight negative this period, the Fund's holdings within the sector outperformed the index.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

During the six-month period ended April 30, 2010, stock selection within CONSUMER STAPLES lagged the index with a 13% return. In addition, our INDUSTRIALS stocks were up 21%, 5% behind the index for the period.

INVESTMENT MANAGEMENT TEAM

The RHJ Funds

This represents the management's assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

DEFINITION OF COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MICROCAP INDEX is an unmanaged index that consists of the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities.

RUSSELL MICROCAP GROWTH INDEX measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology    24.5%
Health Care               17.3%
Industrials               16.2%
Consumer Discretionary    14.1%
Energy                     9.5%
Materials                  8.8%
Financials                 6.8%
Utilities                  1.9%
Cash Equivalent            0.9%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.4%

                                                        SHARES         VALUE
                                                      ----------   -------------
CONSUMER DISCRETIONARY -- 13.9%
   BorgWarner* ....................................        8,143   $     352,918
   DeVry ..........................................        6,365         397,112
   Gentex .........................................       17,618         378,611
   John Wiley & Sons, Cl A ........................        5,532         233,838
   Mattel .........................................       14,310         329,845
   McGraw-Hill ....................................        6,541         220,562
   Urban Outfitters* ..............................        5,254         197,078
                                                                   -------------
                                                                       2,109,964
                                                                   -------------
ENERGY -- 9.4%
   Cameron International* .........................        7,345         289,834
   Forest Oil* ....................................        7,889         231,148
   Helmerich & Payne ..............................        6,275         254,890
   Noble ..........................................        6,730         265,768
   Petrohawk Energy* ..............................        8,855         191,179
   Range Resources ................................        3,997         190,897
                                                                   -------------
                                                                       1,423,716
                                                                   -------------

FINANCIALS -- 6.7%
   City National ..................................        6,198         386,011
   People's United Financial ......................       18,937         294,092
   TD Ameritrade Holding* .........................       16,945         339,239
                                                                   -------------
                                                                       1,019,342
                                                                   -------------
HEALTH CARE -- 17.0%
   Cephalon* ......................................        4,663         299,365
   CR Bard ........................................        3,323         287,539
   Gen-Probe* .....................................        6,437         305,049

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                      ----------   -------------
HEALTH CARE -- CONTINUED
   Hologic* .......................................       17,043   $     304,558
   Inverness Medical Innovations* .................        8,791         349,706
   Mednax* ........................................        6,902         379,196
   Pharmaceutical Product Development .............        6,059         166,623
   Quest Diagnostics ..............................        4,120         235,499
   Tenet Healthcare* ..............................       40,826         255,163
                                                                   -------------
                                                                       2,582,698
                                                                   -------------
INDUSTRIALS -- 15.9%
   Flowserve ......................................        2,623         300,543
   IDEX ...........................................       13,547         455,179
   ITT ............................................        7,666         426,000
   Jacobs Engineering Group* ......................        3,870         186,611
   Kansas City Southern* ..........................        8,802         356,921
   Republic Services, Cl A ........................       14,649         454,559
   Shaw Group* ....................................        6,202         237,413
                                                                   -------------
                                                                       2,417,226
                                                                   -------------
INFORMATION TECHNOLOGY -- 24.0%
   Agilent Technologies* ..........................        6,548         237,430
   Cognizant Technology Solutions, Cl A* ..........       10,222         523,162
   Compuware* .....................................       37,662         323,893
   F5 Networks* ...................................        5,534         378,692
   MEMC Electronic Materials* .....................       15,770         204,537
   National Instruments ...........................       10,042         347,252
   Nuance Communications* .........................       25,365         463,419
   Solera Holdings ................................       12,064         468,928
   Teradyne* ......................................       34,310         419,611
   Zebra Technologies, Cl A* ......................        9,849         286,113
                                                                   -------------
                                                                       3,653,037
                                                                   -------------
MATERIALS -- 8.7%
   Air Products & Chemicals .......................        5,001         383,976
   Allegheny Technologies .........................        5,668         303,068
   Nucor ..........................................        8,337         377,833
   Pactiv* ........................................        9,941         252,601
                                                                   -------------
                                                                       1,317,478
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                      ----------   -------------
UTILITIES -- 1.8%
   Covanta Holding* ...............................       16,119   $     281,760
                                                                   -------------
   Total Common Stock
      (Cost $11,838,924) ..........................                   14,805,221
                                                                   -------------
SHORT-TERM INVESTMENT -- 0.9%
CASH EQUIVALENT -- 0.9%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.160% (A)
      (Cost $132,665) .............................      132,665         132,665
                                                                   -------------
   Total Investments -- 98.3%
      (Cost $11,971,589) ..........................                $  14,937,886
                                                                   =============

Percentages are based on Net Assets of $15,200,163.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of April 30, 2010.

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Industrials              31.6%
Consumer Discretionary   18.1%
Information Technology   15.6%
Health Care              14.8%
Cash Equivalents          7.2%
Financials                4.4%
Energy                    3.8%
Consumer Staples          3.1%
Materials                 1.4%

+ Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.6%**

                                                        SHARES         VALUE
                                                      ----------   -------------
CONSUMER DISCRETIONARY -- 18.7%
   Arbitron .......................................       35,600   $   1,096,836
   Bebe Stores ....................................       45,600         375,744
   Coinstar* ......................................       24,600       1,091,256
   Fossil* ........................................       18,000         700,200
   Fuel Systems Solutions* ........................       17,400         547,578
   K12* ...........................................       20,100         475,767
   Lululemon Athletica* ...........................       14,200         534,204
   O'Reilly Automotive* ...........................       17,900         875,131
   PEP Boys-Manny Moe & Jack ......................       39,100         489,923
   Sonic Automotive, Cl A* ........................       59,500         635,460
                                                                   -------------
                                                                       6,822,099
                                                                   -------------
CONSUMER STAPLES -- 3.1%
   Darling International* .........................       83,300         790,517
   United Natural Foods* ..........................       11,827         362,970
                                                                   -------------
                                                                       1,153,487
                                                                   -------------
ENERGY -- 3.9%

   Carrizo Oil & Gas* .............................       20,100         440,994
   Energy XXI Bermuda* ............................       27,300         478,023
   Gulfport Energy* ...............................       41,400         517,500
                                                                   -------------
                                                                       1,436,517
                                                                   -------------
FINANCIALS -- 4.5%
   FirstMerit .....................................       24,800         582,800
   Signature Bank* ................................       16,600         670,308
   Sterling Bancshares ............................       65,100         382,788
                                                                   -------------
                                                                       1,635,896
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                      ----------   -------------
HEALTH CARE -- 15.3%
   Analogic .......................................        8,100   $     387,342
   Emergency Medical Services, Cl A* ..............       15,400         814,352
   Genoptix* ......................................       20,400         789,276
   ICON ADR* ......................................       31,300         913,021
   IPC The Hospitalist* ...........................        6,642         206,168
   Martek Biosciences* ............................       28,787         634,178
   Owens & Minor ..................................       24,150         759,517
   PerkinElmer ....................................       28,600         716,430
   Phase Forward* .................................       21,000         353,010
                                                                   -------------
                                                                       5,573,294
                                                                   -------------
INDUSTRIALS -- 32.6%
   Actuant, Cl A ..................................       25,000         573,250
   Aegean Marine Petroleum Network ................       34,900         915,776
   AirTran Holdings* ..............................      100,600         531,168
   Allegiant Travel, Cl A* ........................       15,800         812,594
   CBIZ* ..........................................       91,300         640,013
   Chart Industries* ..............................       26,800         616,132
   Colfax* ........................................       47,400         618,570
   Copart*                                                12,200         435,418
   EnerSys* .......................................       32,700         846,276
   Forward Air ....................................       16,000         448,320
   Harsco .........................................       13,600         421,056
   Hexcel* ........................................       38,300         620,460
   Insituform Technologies, Cl A* .................       38,000         910,860
   Kirby* .........................................       14,300         601,744
   Marten Transport* ..............................       35,600         777,860
   Mobile Mini* ...................................       32,200         535,164
   Orbital Sciences* ..............................       53,100         975,978
   Watsco .........................................       10,400         615,888
                                                                   -------------
                                                                      11,896,527
                                                                   -------------
INFORMATION TECHNOLOGY -- 16.1%
   Ariba* .........................................       39,023         556,858
   Blackboard* ....................................       11,800         502,090
   Entegris* ......................................       46,513         287,916
   Euronet Worldwide* .............................       30,300         482,679
   FEI* ...........................................       29,100         654,750
   Intermec* ......................................       37,300         427,831

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ SMALL CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                      ----------   -------------
INFORMATION TECHNOLOGY -- CONTINUED
   IPG Photonics* .................................       25,700   $     450,007
   JDA Software Group* ............................       19,100         551,990
   Mastec* ........................................       54,400         680,544
   Polycom* .......................................       14,500         471,975
   TriQuint Semiconductor* ........................      105,100         792,454
                                                                   -------------
                                                                       5,859,094
                                                                   -------------
MATERIALS -- 1.4%
   Intrepid Potash* ...............................       19,800         519,948
                                                                   -------------
   Total Common Stock
      (Cost $29,139,282) ..........................                   34,896,862
                                                                   -------------
SHORT-TERM INVESTMENTS -- 7.4%
CASH EQUIVALENTS (A) -- 7.4%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.160% .....................    1,492,910       1,492,910
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.050% .....................    1,208,432       1,208,432
                                                                   -------------
   Total Short-Term Investments
      (Cost $2,701,342) ...........................                    2,701,342
                                                                   -------------
   Total Investments -- 103.0%
      (Cost $31,840,624) ..........................                $  37,598,204
                                                                   =============

Percentages are based on Net Assets of $36,493,296.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  The rate reported is the 7-day effective yield as of April 30, 2010.

ADR  American Depositary Receipt

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology   29.2%
Industrials              25.8%
Health Care              15.6%
Consumer Discretionary   15.5%
Energy                    6.1%
Cash Equivalent           4.1%
Financials                1.6%
Materials                 1.1%
Consumer Staples          1.0%

+    Percentages are based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.5%**

                                                         % OF
                                                      NET ASSETS       SHARES         VALUE
                                                      ----------   -------------   ------------
CONSUMER DISCRETIONARY -- 15.6%
   Arbitron .......................................       1.8%            52,700   $  1,623,687
   Asbury Automotive Group* .......................       2.2            125,900      1,957,745
   Peet's Coffee & Tea* ...........................       1.9             42,000      1,664,040
   Shoe Carnival* .................................       1.2             39,800      1,100,868
   Shutterfly* ....................................       1.2             46,700      1,098,851
   Westport Innovations* ..........................       1.3             61,720      1,172,680
   Other Securities ...............................       6.0                         5,419,546
                                                                                   ------------
                                                                                     14,037,417
                                                                                   ------------
CONSUMER STAPLES -- 1.1%
   SunOpta* .......................................       1.1            210,000        951,300
                                                                                   ------------
ENERGY -- 6.1%
   Gulfport Energy* ...............................       1.5            107,900      1,348,750
   Natural Gas Services Group* ....................       1.3             62,800      1,126,004
   Petroquest Energy* .............................       1.5            229,100      1,353,981
   Other Securities ...............................       1.8                         1,651,978
                                                                                   ------------
                                                                                      5,480,713
                                                                                   ------------
FINANCIALS -- 1.6%
   Other Securities ...............................       1.6                         1,405,661
                                                                                   ------------
HEALTH CARE -- 15.7%
   Almost Family* .................................       1.3             26,900      1,139,484
   Alphatec Holdings* .............................       1.4            191,800      1,281,224
   Angiodynamics* .................................       1.4             78,900      1,262,400
   Assisted Living Concepts, CI A* ................       1.9             48,900      1,716,390
   BioScrip* ......................................       1.7            168,852      1,509,537
   HealthTronics* .................................       1.0            262,500        931,875
   Providence Service* ............................       1.5             79,900      1,327,139

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         % OF
                                                      NET ASSETS       SHARES          VALUE
                                                      ----------   -------------   ------------
HEALTH CARE -- CONTINUED
   Vital Images* ..................................          1.1%         62,482   $    985,966
   Other Securities ...............................          4.4                      3,927,932
                                                                                   ------------
                                                                                     14,081,947
                                                                                   ------------
INDUSTRIALS -- 25.9%
   Aegean Marine Petroleum Network ................          1.1          35,638        935,141
   Altra Holdings* ................................          1.1          62,300        944,468
   Chart Industries* ..............................          1.4          55,800      1,282,842
   DXP Enterprises* ...............................          1.1          61,300      1,016,967
   FreightCar America .............................          1.5          47,700      1,365,174
   GeoEye* ........................................          1.5          48,481      1,381,709
   Horizon Lines, CI A ............................          1.0         166,800        912,396
   Innerworkings* .................................          1.1         168,998      1,010,608
   McGrath Rentcorp ...............................          1.2          40,700      1,057,793
   MYR Group* .....................................          1.5          72,423      1,298,544
   Orion Marine Group* ............................          1.2          57,989      1,099,472
   Polypore International* ........................          1.2          62,293      1,103,209
   Saia* ..........................................          1.5          80,900      1,340,513
   Team* ..........................................          1.2          59,000      1,026,600
   Trex* ..........................................          1.2          44,700      1,094,703
   USA Truck* .....................................          1.4          66,250      1,220,325
   Other Securities ...............................          5.7                      5,178,871
                                                                                   ------------
                                                                                     23,269,335
                                                                                   ------------
INFORMATION TECHNOLOGY -- 29.4%
   Anadigics* .....................................          1.3         236,800      1,191,104
   Bottomline Technologies* .......................          1.2          63,120      1,098,288
   Cirrus Logic* ..................................          1.4          99,400      1,263,374
   Cray* ..........................................          1.1         150,923      1,020,239
   Globecomm Systems* .............................          1.0         115,700        901,303
   HMS Holdings* ..................................          1.7          27,700      1,481,950
   Infospace* .....................................          1.2         106,272      1,112,668
   IXYS* ..........................................          1.1         111,500      1,006,845
   Lattice Semiconductor* .........................          1.5         254,600      1,341,742
   LTX-Credence* ..................................          1.6         428,700      1,453,293
   Maxwell Technologies* ..........................          1.0          64,476        930,389
   MIPS Technologies* .............................          1.1         188,200        939,118
   NIC ............................................          1.1         136,400        961,620
   Sanmina-SCI* ...................................          1.2          61,400      1,094,762
   Silicon Image* .................................          1.3         321,700      1,196,724
   SRS Labs* ......................................          1.6         147,700      1,382,472

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         % OF
                                                      NET ASSETS       SHARES          VALUE
                                                      ----------   -------------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
   support.com* ...................................       1.4%           284,800   $  1,241,728
   Other Securities ...............................       7.6                         6,768,897
                                                                                   ------------
                                                                                     26,386,516
                                                                                   ------------
MATERIALS -- 1.1%
   Yongye International* ..........................       1.1            132,900      1,014,027
                                                                                   ------------
   Total Common Stock
      (Cost $71,692,639) ..........................                                  86,626,916
                                                                                   ------------
SHORT-TERM INVESTMENT -- 4.1%
CASH EQUIVALENT -- 4.1%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.160% (A)
      (Cost $3,659,861) ...........................       4.1          3,659,861      3,659,861
                                                                                   ------------
   Total Investments -- 100.6%
      (Cost $75,352,500) ..........................                                $ 90,286,777
                                                                                   ============

Percentages are based on Net Assets of $89,713,763.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)  The rate reported is the 7-day effective yield as of April, 30, 2010.

Cl   Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund's 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). Footnotes above may apply to securities that are included in "Other Securities". For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC's website at http://www.sec.gov.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                    MID CAP      SMALL CAP      MICRO CAP
                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                  -----------   -----------   ------------
ASSETS:
Investments at Value
   (Cost $11,971,589, $31,840,624 and
   $75,352,500, respectively) .................   $14,937,886   $37,598,204   $ 90,286,777
Receivable for Investment Securities Sold .....       372,173            --        315,728
Dividends Receivable ..........................         9,415         4,997          4,018
Prepaid Expenses ..............................         6,640        11,644         19,250
Receivable for Capital Shares Sold ............         3,721         4,998         58,159
                                                  -----------   -----------   ------------
   TOTAL ASSETS ...............................    15,329,835    37,619,843     90,683,932
                                                  -----------   -----------   ------------
LIABILITIES:
Payable for Investment Securities Purchased ...        72,540     1,072,288        735,290
Payable for Capital Shares Redeemed ...........        36,531            --         57,190
Payable Due to Investment Adviser .............         4,666        24,095         55,312
Payable Due to Administrator ..................         3,197         7,415         18,156
Payable Due to Trustees .......................           564         1,059          3,166
Chief Compliance Officer Fees Payable .........           438           904          2,705
Other Accrued Expenses ........................        11,736        20,786         98,350
                                                  -----------   -----------   ------------
   TOTAL LIABILITIES ..........................       129,672     1,126,547        970,169
                                                  -----------   -----------   ------------
NET ASSETS ....................................   $15,200,163   $36,493,296   $ 89,713,763
                                                  ===========   ===========   ============
NET ASSETS CONSIST OF:
Paid-in Capital ...............................   $18,709,685   $34,858,337   $106,055,641
Accumulated Net Investment Loss ...............       (47,906)     (203,367)      (686,722)
Accumulated Net Realized Loss on
   Investments ................................    (6,427,913)   (3,919,254)   (30,589,433)
Net Unrealized Appreciation
   on Investments .............................     2,966,297     5,757,580     14,934,277
                                                  -----------   -----------   ------------
NET ASSETS ....................................   $15,200,163   $36,493,296   $ 89,713,763
                                                  ===========   ===========   ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ..           n/a     3,527,077      5,821,051
                                                  ===========   ===========   ============
INVESTOR CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)     1,197,609           n/a            n/a
                                                  ===========   ===========   ============
NET ASSET VALUE,
   Per Share -- Institutional Class ...........           n/a   $     10.35   $      15.41*
                                                  ===========   ===========   ============
NET ASSET VALUE,
   Per Share -- Investor Class ................   $     12.69           n/a            n/a
                                                  ===========   ===========   ============

* Redemption price per share may be less if shares are redeemed less than 90 days from date of purchase. See Note 2 in Notes to Financial Statements.

     Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                          MID CAP     SMALL CAP    MICRO CAP
                                         PORTFOLIO    PORTFOLIO    PORTFOLIO
                                        ----------   ----------   -----------
INVESTMENT INCOME
Dividends ...........................   $   79,658   $   62,180   $   118,413
                                        ----------   ----------   -----------
  TOTAL INCOME ......................       79,658       62,180       118,413
                                        ----------   ----------   -----------
EXPENSES
Investment Advisory Fees ............       82,003      159,087       385,470
Distribution Fees ...................       22,779           --            --
Shareholder Servicing Fees ..........           --        5,912       182,460
Administration Fees .................       19,907       43,011       110,682
Transfer Agent Fees .................       18,365       22,817        39,281
Registration and Filing Fees ........        7,167        7,396         6,961
Printing Fees .......................        3,521        7,127        19,640
Audit Fees ..........................        3,241        6,622        18,128
Legal Fees ..........................        3,142        6,302        17,509
Custodian Fees ......................        2,480        2,480         2,480
Trustees' Fees ......................        1,346        2,719         7,545
Chief Compliance Officer Fees .......          869        1,765         4,887
Other Expenses ......................        2,505        4,024        10,128
                                        ----------   ----------   -----------
   EXPENSES BEFORE EXPENSE WAIVER
      AND FEES PAID INDIRECTLY ......      167,325      269,262       805,171
                                        ----------   ----------   -----------
Less:
Waiver of Investment Advisory Fees ..      (39,744)          --            --
Fees Paid Indirectly(1) .............          (17)      (3,715)          (36)
                                        ----------   ----------   -----------
   NET EXPENSES AFTER EXPENSE WAIVER
      AND FEES PAID INDIRECTLY ......      127,564      265,547       805,135
                                        ----------   ----------   -----------
NET INVESTMENT LOSS .................      (47,906)    (203,367)     (686,722)
                                        ----------   ----------   -----------
NET REALIZED GAIN ON INVESTMENTS ....      976,567    4,344,688    16,093,689
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ...................    2,359,416    3,635,846     7,896,776
                                        ----------   ----------   -----------
TOTAL NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ..............    3,335,983    7,980,534    23,990,465
                                        ----------   ----------   -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........   $3,288,077   $7,777,167   $23,303,743
                                        ==========   ==========   ===========

(1)  See Note 4 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS
                                                 ENDED         YEAR ENDED
                                             APRIL 30, 2010   OCTOBER 31,
                                               (UNAUDITED)        2009
                                             --------------   -----------
OPERATIONS:
   Net Investment Loss ...................    $    (47,906)   $   (96,715)
   Net Realized Gain (Loss) on
      Investments ........................         976,567     (5,606,770)
   Net Change in Unrealized Appreciation
      on Investments .....................       2,359,416      8,877,150
                                              ------------    -----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..........       3,288,077      3,173,665
                                              ------------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................       1,118,883      4,451,489
   Redeemed ..............................     (10,140,579)    (9,259,764)
                                              ------------    -----------
   NET DECREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .........      (9,021,696)    (4,808,275)
                                              ------------    -----------
   TOTAL DECREASE IN NET ASSETS ..........      (5,733,619)    (1,634,610)

NET ASSETS:
   Beginning of Period ...................      20,933,782     22,568,392
                                              ------------    -----------
   End of Period .........................    $ 15,200,163    $20,933,782
                                              ============    ===========
   Accumulated Net Investment Loss .......    $    (47,906)   $        --
                                              ============    ===========
SHARES ISSUED AND REDEEMED
   Issued ................................          96,540        513,674
   Redeemed ..............................        (864,759)    (1,003,937)
                                              ------------    -----------
   NET DECREASE FROM SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ............        (768,219)      (490,263)
                                              ============    ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED        YEAR ENDED
                                                APRIL 30, 2010   OCTOBER 31,
                                                  (UNAUDITED)        2009
                                                --------------   -----------
OPERATIONS:
   Net Investment Loss ......................   $   (203,367)    $  (282,383)
   Net Realized Gain (Loss) on Investments ..      4,344,688      (4,572,357)
   Net Change in Unrealized Appreciation
      on Investments ........................      3,635,846      10,105,006
                                                ------------     -----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............      7,777,167       5,250,266
                                                ------------     -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................        706,978       3,994,258
   Redeemed .................................    (12,724,276)     (3,832,357)
                                                ------------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............    (12,017,298)        161,901
                                                ------------     -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..     (4,240,131)      5,412,167

NET ASSETS:
   Beginning of Period ......................     40,733,427      35,321,260
                                                ------------     -----------
   End of Period ............................   $ 36,493,296     $40,733,427
                                                ============     ===========
   Accumulated Net Investment Loss ..........   $   (203,367)   $         --
                                                ============     ===========
SHARES ISSUED AND REDEEMED
   Issued ...................................         74,508         529,789
   Redeemed .................................     (1,327,827)       (558,279)
                                                ------------     -----------
   NET DECREASE FROM SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................     (1,253,319)        (28,490)
                                                ============     ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED          YEAR ENDED
                                                APRIL 30, 2010     OCTOBER 31,
                                                  (UNAUDITED)          2009
                                                --------------   ---------------
OPERATIONS:
   Net Investment Loss ......................   $   (686,722)    $  (1,113,290)
   Net Realized Gain (Loss) on Investments ..     16,093,689       (15,991,534)
   Net Change in Unrealized Appreciation
      on Investments ........................      7,896,776        26,710,878
                                                ------------     -------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .............     23,303,743         9,606,054
                                                ------------     -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................      4,647,040        31,834,863
   Redemption Fees(1) .......................            726            19,335
   Redeemed .................................    (46,850,632)      (42,538,548)
                                                ------------     -------------
   NET DECREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............    (42,202,866)      (10,684,350)
                                                ------------     -------------
   TOTAL DECREASE IN NET ASSETS .............    (18,899,123)       (1,078,296)

NET ASSETS:
   Beginning of Period ......................    108,612,886       109,691,182
                                                ------------     -------------
   End of Period ............................   $ 89,713,763     $ 108,612,886
                                                ============     =============
   Accumulated Net Investment Loss ..........   $   (686,722)    $          --
                                                ============     =============
SHARES ISSUED AND REDEEMED
   Issued ...................................        339,097         3,234,836
   Redeemed .................................     (3,492,667)       (4,121,269)
                                                ------------     -------------
   NET DECREASE FROM SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ...............     (3,153,570)         (886,433)
                                                ============     =============

(1)  See Note 2 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                      SELECTED PER SHARE DATA & RATIOS
                                SIX MONTHS     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                  ENDED      -------------------------------------------------
                                APRIL 30,                 YEARS ENDED OCTOBER 31,
                                   2010      -------------------------------------------------
                               (UNAUDITED)     2009       2008       2007      2006      2005
                               -----------   -------    -------    -------   --------   ------
Net Asset Value,
   Beginning of Period .....    $ 10.65      $  9.19    $ 15.44    $ 13.51   $  11.76   $10.53
                                -------      -------    -------    -------   --------   ------
Income (Loss) from
Investment Operations:
   Net Investment Income
   (Loss)(1) ...............      (0.03)       (0.04)     (0.03)     (0.03)      0.01    (0.05)
   Net Realized and
      Unrealized Gain
         (Loss) ............       2.07         1.50      (5.56)      2.60       2.07     1.37
                                -------      -------    -------    -------   --------   ------
   Total from Investment
      Operations ...........       2.04         1.46      (5.59)      2.57       2.08     1.32
                                -------      -------    -------    -------   --------   ------
Dividends and
   Distributions from:
   Net Investment Income ...         --           --         --      (0.01)        --    (0.07)
   Net Realized Gain .......         --           --      (0.66)     (0.63)     (0.33)   (0.02)
   Return of Capital .......         --           --         --(3)      --         --       --
                                -------      -------    -------    -------   --------   ------
   Total Dividends and
      Distributions ........         --           --      (0.66)     (0.64)     (0.33)   (0.09)
                                -------      -------    -------    -------   --------   ------
   Net Asset Value,
      End of Period ........    $ 12.69      $ 10.65    $  9.19    $ 15.44   $  13.51   $11.76
                                =======      =======    =======    =======   ========   ======
   TOTAL RETURN+ ...........      19.15%       15.89%    (37.73)%    19.74%     18.01%   12.55%
                                =======      =======    =======    =======   ========   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............    $15,200      $20,934    $22,568    $25,949   $  8,579   $3,438
Ratio of Net Expenses to
   Average Net Assets(2) ...       1.40%*       1.40%      1.40%      1.40%      1.40%    1.41%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers,
   Reimbursements and
   Fees Paid Indirectly) ...       1.84%*       1.85%      1.62%      1.63%      2.06%    4.39%
Ratio of Net Investment
   Income (Loss) to Average
   Net Assets ..............      (0.53)%*     (0.47)%    (0.25)%   (0.22)%      0.05%   (0.43)%
Portfolio Turnover Rate ....         32%          60%        68%        81%        72%      50%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND/OR EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

*    ANNUALIZED.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.40%.

(3)  VALUE IS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                          SELECTED PER SHARE DATA & RATIOS
                                  SIX MONTHS       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                    ENDED      -----------------------------------------------------
                                  APRIL 30,                   YEARS ENDED OCTOBER 31,
                                     2010      -----------------------------------------------------
                                 (UNAUDITED)     2009        2008       2007       2006       2005
                                 -----------   -------     -------    -------    -------    --------
Net Asset Value,
   Beginning of Period .......    $  8.52      $  7.34     $ 13.93    $ 15.05    $ 15.24    $  13.98
                                  -------      -------     -------    -------    -------    --------
Income (Loss) from
   Investment Operations:
   Net Investment Loss(1) ....      (0.05)       (0.06)      (0.06)     (0.06)     (0.04)      (0.03)
   Net Realized and
      Unrealized Gain
      (Loss) .................       1.88         1.24       (4.45)      2.48       1.54        1.29
                                  -------      -------     -------    -------    -------    --------
   Total from Investment
      Operations .............       1.83         1.18       (4.51)      2.42       1.50        1.26
                                  -------      -------     -------    -------    -------    --------
Distributions from:
   Net Realized Gain .........         --           --       (2.08)     (3.54)     (1.69)         --
   Return of Capital .........         --           --          --(2)      --         --          --
                                  -------      -------     -------    -------    -------    --------
   Total Distributions .......         --           --       (2.08)     (3.54)     (1.69)         --
                                  -------      -------     -------    -------    -------    --------
   Net Asset Value,
      End of Period ..........    $ 10.35      $  8.52     $  7.34    $ 13.93    $ 15.05    $  15.24
                                  =======      =======     =======    =======    =======    ========
   TOTAL RETURN+ .............      21.48%       16.08%++   (37.45)%    19.30%     10.45%       9.01%
                                  =======      =======     =======    =======    =======    ========
RATIOS AND SUPPLEMENTAL
   DATA
Net Assets, End of Period
   (Thousands) ...............    $36,493      $40,733     $35,321    $65,904    $78,563    $160,765
Ratio of Net Expenses to
   Average Net Assets ........       1.35%*       1.34%       1.17%      1.02%      1.00%       1.05%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers and
   Fees Paid Indirectly) .....       1.37%*       1.41%       1.20%      1.09%      1.07%       1.08%
Ratio of Net Investment
   Loss to Average
   Net Assets ................      (1.04)%*     (0.82)%     (0.54)%    (0.43)%    (0.25)%     (0.22)%
Portfolio Turnover Rate ......         45%          78%         88%        74%        83%         61%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND/OR EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

*    ANNUALIZED.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2)  VALUE IS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                          SELECTED PER SHARE DATA & RATIOS
                                SIX MONTHS         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                   ENDED     ---------------------------------------------------------
                                APRIL 30,                     YEARS ENDED OCTOBER 31,
                                   2010      ---------------------------------------------------------
                               (UNAUDITED)     2009         2008        2007        2006        2005
                               -----------   --------     --------    --------    --------    --------
Net Asset Value,
   Beginning of Period .....    $ 12.10      $  11.12     $  21.95    $  20.66    $  21.77    $  20.68
                                -------      --------     --------    --------    --------    --------
Income (Loss) from
   Investment Operations:
Net Investment Loss(1) .....      (0.09)        (0.12)       (0.15)      (0.15)      (0.14)      (0.16)
   Net Realized and
      Unrealized Gain
      (Loss) ...............       3.40          1.10        (8.13)       2.92        2.37        3.59
                                -------      --------     --------    --------    --------    --------
   Total from Investment
      Operations ...........       3.31          0.98        (8.28)       2.77        2.23        3.43
                                -------      --------     --------    --------    --------    --------
   Redemption Fees(2) ......         --            --           --          --          --          --
                                -------      --------     --------    --------    --------    --------
Distributions from:
   Net Realized Gain .......         --            --        (2.55)      (1.48)      (3.34)      (2.34)
   Return of Capital .......         --            --           --(2)       --          --          --
                                -------      --------     --------    --------    --------    --------
   Total Distributions .....         --            --        (2.55)      (1.48)      (3.34)      (2.34)
                                -------      --------     --------    --------    --------    --------
Net Asset Value,
   End of Period ...........    $ 15.41      $  12.10     $  11.12    $  21.95    $  20.66    $  21.77
                                =======      ========     ========    ========    ========    ========
   TOTAL RETURN+ ...........      27.36%         8.81%++    (41.94)%     13.96%      11.15%      17.47%
                                =======      ========     ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............    $89,714      $108,613     $109,691    $216,550    $198,399    $192,369
Ratio of Expenses to
   Average Net Assets ......       1.59%*        1.47%        1.31%       1.20%       1.19%       1.18%
Ratio of Net Expenses to
   Average Net Assets
   (Excluding Waivers and
   Fees Paid Indirectly) ...       1.59%*        1.54%        1.31%       1.21%       1.20%       1.18%
Ratio of Net Investment
   Loss to Average
   Net Assets ..............      (1.35)%*      (1.11)%      (0.97)%     (0.71)%     (0.68)%     (0.79)%
Portfolio Turnover Rate ....         70%          139%         119%        127%        114%         99%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND/OR EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

*    ANNUALIZED.

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2)  VALUE IS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 32 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio ("Mid Cap Portfolio"), Rice Hall James Small Cap Portfolio ("Small Cap Portfolio"), and Rice Hall James Micro Cap Portfolio ("Micro Cap Portfolio") (each a "Fund" and collectively the "Funds"). The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations which fall within the range of the Russell Microcap Index. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

     on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no securities valued in accordance with the Fair Value Procedures.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2010, all of the Funds' investments are Level 1. For details of the investment classification, refer to the Schedules of Investments for the Mid Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.

     For the six months ended April 30, 2010, there have been no significant changes to the Funds' fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six months ended April 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2010, the Funds did not incur any significant interest or penalties.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $726 for the six months ended April 30, 2010.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, COMMISSION RECAPTURE, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents"). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

The Small Cap Portfolio directs certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund's expenses. Under this arrangement, the Fund had expenses reduced by $3,693 which was used to pay administration expenses. These amounts are included in "Fees Paid Indirectly" on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser"). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2010, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $17, $22 and $36, respectively, which were used to offset transfer agent expenses. These amounts are included in "Fees Paid Indirectly" on the Statements of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

5.   INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund's average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund's average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2011, if necessary, in order to keep the Mid Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.40% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2010, the amount the Adviser may seek as reimbursement of previously waived fees for the Mid Cap Portfolio was $103,039. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio's and the Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.60% of average daily net assets, respectively.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2010, are as follows:

RHJ FUND               PURCHASES        SALES
--------              -----------   ------------
Mid Cap Portfolio     $ 5,491,682   $ 13,806,443
Small Cap Portfolio    16,839,359     28,395,947
Micro Cap Portfolio    66,682,346    109,808,305

There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

Permanent book and tax basis differences are primarily attributable to net operating losses, which have been classified to/(from) the following for the year ended October 31, 2009:

                      UNDISTRIBUTED NET     DECREASE IN
RHJ FUND              INVESTMENT INCOME   PAID IN CAPITAL
--------              -----------------   ---------------
Mid Cap Portfolio         $   96,715        $   (96,715)
Small Cap Portfolio          282,383           (282,383)
Micro Cap Portfolio        1,113,290         (1,113,290)

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                        ORDINARY      LONG-TERM    RETURN OF
RHJ FUND                 INCOME     CAPITAL GAIN    CAPITAL       TOTAL
--------              -----------   ------------   ---------   -----------
Mid Cap        2009   $        --    $       --       $ --     $        --
   Portfolio   2008       411,817       742,812        316       1,154,945
Small Cap      2009            --            --         --              --
   Portfolio   2008     2,568,238     7,137,177        172       9,705,587
Micro Cap      2009            --            --         --              --
   Portfolio   2008    15,883,947     7,827,427        957      23,712,331

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

                                                         TOTAL
                      CAPITAL LOSS    UNREALIZED     ACCUMULATED
RHJ FUND              CARRYFORWARD   APPRECIATION       LOSSES
--------              ------------   ------------   -------------
Mid Cap Portfolio     $ (7,185,659)   $  388,060    $ (6,797,599)
Small Cap Portfolio     (8,192,512)    2,050,304      (6,142,208)
Micro Cap Portfolio    (46,068,966)    6,423,345     (39,645,621)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2010, were as follows:

                                      AGGREGATE     AGGREGATE
                                        GROSS         GROSS
                        FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
RHJ FUND                TAX COST    APPRECIATION   DEPRECIATION    APPRECIATION
--------              -----------   ------------   ------------   --------------
Mid Cap Portfolio     $11,971,589    $ 3,310,160   $  (343,863)     $ 2,966,297
Small Cap Portfolio    31,840,624      6,851,022    (1,093,442)       5,757,580
Micro Cap Portfolio    75,352,500     16,994,126    (2,059,849)      14,934,277

At October 31, 2009 the Funds had capital loss carryforwards for the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio, available to offset future realized capital gains, as seen below:

                       EXPIRING
RHJ FUND              OCTOBER 31,      AMOUNT
--------              -----------   -----------
Mid Cap Portfolio         2017      $ 5,446,534
                          2016        1,739,125
Small Cap Portfolio       2017        4,513,941
                          2016        3,678,571
Micro Cap Portfolio       2017       15,982,656
                          2016       30,086,310

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

8.   OTHER:

At April 30, 2010, the percentage of total shares outstanding held by shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

                         NO. OF          %
RHJ FUND              SHAREHOLDERS   OWNERSHIP
--------              ------------   ---------
Mid Cap Portfolio           1           80%
Small Cap Portfolio         4           72%
Micro Cap Portfolio         2           77%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims are considered remote.

9.   ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10.  SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ FUNDS
                                                                  APRIL 30, 2010

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/1/09     4/30/10      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN
Mid Cap Portfolio        $1,000.00   $1,191.50      1.40%       $7.61
Small Cap Portfolio       1,000.00    1,214.80      1.35         7.41
Micro Cap Portfolio       1,000.00    1,273.60      1.59         8.96
HYPOTHETICAL 5% RETURN
Mid Cap Portfolio        $1,000.00   $1,017.85      1.40%       $7.00
Small Cap Portfolio       1,000.00    1,018.10      1.35         6.76
Micro Cap Portfolio       1,000.00    1,016.91      1.59         7.95

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

                                     NOTES

                                     NOTES

                                     NOTES

                                     NOTES

                           THE RICE HALL JAMES FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                                Funds described.

RHJ-SA-001-0900

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date:  July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date:  July 2, 2010

* Print the name and title of each signing officer under his or her signature.